Segments - Revenue by Product or Service (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue by Classes of Similar Products or Services
Revenue	$ 62,753	$ 61,860	$ 60,530
Software | Software
Revenue by Classes of Similar Products or Services
Revenue	24,055	22,409	21,326
Software | Services
Revenue by Classes of Similar Products or Services
Revenue	3,002	2,562	2,237
Software | Systems
Revenue by Classes of Similar Products or Services
Revenue	29	40	66
Consulting | Software
Revenue by Classes of Similar Products or Services
Revenue	324	272	207
Consulting | Services
Revenue by Classes of Similar Products or Services
Revenue	20,277	20,515	19,757
Consulting | Systems
Revenue by Classes of Similar Products or Services
Revenue	91	98	94
Infrastructure | Maintenance
Revenue by Classes of Similar Products or Services
Revenue	3,951	4,138	4,590
Infrastructure | Servers
Revenue by Classes of Similar Products or Services
Revenue	3,693	4,253	4,471
Infrastructure | Storage
Revenue by Classes of Similar Products or Services
Revenue	2,360	2,081	1,989
Infrastructure | Software
Revenue by Classes of Similar Products or Services
Revenue	1,753	1,658	1,585
Infrastructure | Services
Revenue by Classes of Similar Products or Services
Revenue	2,262	2,463	2,653
Financing | Financing
Revenue by Classes of Similar Products or Services
Revenue	681	680	582
Financing | Used equipment sales
Revenue by Classes of Similar Products or Services
Revenue	$ 32	$ 60	$ 64